Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Subclassifications of assets, liabilities and equities [abstract]
Cash at banks	$ 592,498	$ 185,377
Cash on vessels	1,154	1,085
Total cash	$ 593,652	$ 186,462	$ 99,887	$ 200,970